Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary Guarantors
Condensed Financial Statements, Captions [Line Items]
Change in total assets or liabilities	$ 983.8	$ 1,010.4	$ 888.9
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Change in total assets or liabilities	$ 391.7	$ 390.9	$ 5.5